Intangible assets and goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible assets
Schedule of Consideration transferred

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Schedule of of amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed

Fair value recognized on
acquisition, January 31, 2022,
Lightmap Ltd
Assets
Property and equipment	68
Intangible assets (Note 4)	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
NCI	—
Purchase consideration transferred	67,062

Fair value recognized on acquisition, January 31, 2022, Lightmap Ltd
Assets
Property and equipment (Note 4)	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
NCI	—
Purchase consideration transferred	67,062

Schedule of reconciliation of carrying amount of goodwill

Cost
Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836
Change	—
Balance at June 30, 2023	1,836

Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836